RECEIVABLES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for credit losses:
Beginning balance	$ 93,077	$ 100,420	$ 95,542	$ 101,953	$ 101,953	$ 122,320	$ 106,673
Charge-offs	(4,180)	(5,273)	(9,970)	(9,118)	(17,511)	(20,339)	(38,001)
Recoveries	705	1,295	1,144	2,461	5,455	7,228	(8,794)
Provision (benefit)	7,176	5,928	11,137	7,388	14,124	(5,904)	44,578
Foreign currency translation and other	175	(155)	(900)	(469)	(8,479)	(1,352)	276
Ending balance	96,953	102,215	96,953	102,215	95,542	101,953	122,320
Ending balance: individually evaluated for impairment	20,124	14,843	20,124	14,843	16,065	16,811	37,778
Ending balance: collectively evaluated for impairment	76,829	87,372	76,829	87,372	79,477	85,142	84,542
Receivables:
Ending balance	12,373,149	13,504,713	12,373,149	13,504,713	12,884,569	12,285,234	10,854,596
Ending balance: individually evaluated for impairment	164,974	100,364	164,974	100,364	129,088	74,694	109,947
Ending balance: collectively evaluated for impairment	12,208,175	13,404,349	12,208,175	13,404,349	12,755,481	12,210,540	10,744,649
Retail
Allowance for credit losses:
Beginning balance	86,472	85,794	88,697	87,701	87,701	102,560	83,233
Charge-offs	(4,045)	(3,239)	(9,714)	(5,609)	(12,426)	(14,321)	(28,238)
Recoveries	698	674	1,130	1,255	2,941	3,488	(5,206)
Provision (benefit)	7,432	3,606	11,377	3,753	12,040	(2,778)	42,135
Foreign currency translation and other	122	(226)	(811)	(491)	(1,559)	(1,248)	224
Ending balance	90,679	86,609	90,679	86,609	88,697	87,701	102,560
Ending balance: individually evaluated for impairment	17,591	10,731	17,591	10,731	12,736	12,946	28,266
Ending balance: collectively evaluated for impairment	73,088	75,878	73,088	75,878	75,961	74,755	74,294
Receivables:
Ending balance	8,422,464	8,669,831	8,422,464	8,669,831	8,745,923	8,480,893	7,363,384
Ending balance: individually evaluated for impairment	116,547	42,268	116,547	42,268	56,791	44,139	48,195
Ending balance: collectively evaluated for impairment	8,305,917	8,627,563	8,305,917	8,627,563	8,689,132	8,436,754	7,315,189
Wholesale
Allowance for credit losses:
Beginning balance	6,605	7,651	6,845	7,363	7,363	11,887	12,163
Charge-offs	(135)	(548)	(256)	(799)	(804)	(238)	(1,857)
Recoveries	7	6	14	55	514	674	(312)
Provision (benefit)	(256)	458	(240)	974	(133)	(4,901)	1,245
Foreign currency translation and other	53	48	(89)	22	(95)	(59)	24
Ending balance	6,274	7,615	6,274	7,615	6,845	7,363	11,887
Ending balance: individually evaluated for impairment	2,533	4,112	2,533	4,112	3,329	3,865	9,512
Ending balance: collectively evaluated for impairment	3,741	3,503	3,741	3,503	3,516	3,498	2,375
Receivables:
Ending balance	3,950,685	4,567,991	3,950,685	4,567,991	4,138,646	3,573,524	3,265,173
Ending balance: individually evaluated for impairment	48,427	58,096	48,427	58,096	72,297	30,555	61,752
Ending balance: collectively evaluated for impairment	$ 3,902,258	4,509,895	$ 3,902,258	4,509,895	4,066,349	3,542,969	3,203,421
Other
Allowance for credit losses:
Beginning balance		6,975		6,889	6,889	7,873	11,277
Charge-offs		(1,486)		(2,710)	(4,281)	(5,780)	(7,906)
Recoveries		615		1,151	2,000	3,066	(3,276)
Provision (benefit)		1,864		2,661	2,217	1,775	1,198
Foreign currency translation and other		23			$ (6,825)	(45)	28
Ending balance		7,991		7,991		6,889	7,873
Ending balance: collectively evaluated for impairment		7,991		7,991		6,889	7,873
Receivables:
Ending balance		266,891		266,891		230,817	226,039
Ending balance: collectively evaluated for impairment		$ 266,891		$ 266,891		$ 230,817	$ 226,039